Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Nocturne Acquisition Corporation (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on October 28, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On December 30, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nocturne Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Nocturne (“Merger Sub”), and Cognos Therapeutics, Inc., a Delaware corporation (“Cognos”), with respect to a proposed initial business combination which would involve a domestication of Nocturne as a Delaware corporation, in connection with which Nocturne would also change its name to “Cognos Therapeutics Holdings, Inc.”, followed by a merger of Merger Sub with and into Cognos (the “Merger”), with Cognos continuing as the surviving entity and a wholly-owned subsidiary of Nocturne.

As of June 30, 2023, the Company had not commenced any operations. All activity through June 30, 2023 relates to the Company’s formation and initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of income from the marketable securities held in the Trust Account (as defined below).

The Registration Statement for the Company’s Initial Public Offering was declared effective on March 29, 2021. On April 5, 2021, the Company consummated the Initial Public Offering of 10,000,000 units at $10.00 per unit (the “Units” and, with respect to the ordinary shares included in the Units sold, the “Public Shares”), generating gross proceeds of $100,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 450,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement (the “Private Placement”) to Nocturne Sponsor, LLC (the “Sponsor”), generating gross proceeds of $4,500,000, which is described in Note 4.

Following the closing of the Initial Public Offering on April 5, 2021, an amount of $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government treasury securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. In order to mitigate the risk that the Company could be deemed to be operating as an unregistered investment company under the Investment Company Act of 1940, as amended (as further described in the March Proxy Statement), the Company has instructed Continental to liquidate the Company’s investments in money market funds invested primarily in U.S. government treasury securities and thereafter to hold all funds in the trust account in cash or in U.S. government treasury securities.

On April 14, 2021, the underwriters exercised their over-allotment option in full and purchased an additional 1,500,000 Units (the “Over-Allotment Units”), generating gross proceeds of $15,000,000. In connection with the sale of the Over-Allotment Units, the underwriters agreed to waive the underwriting commission equal to 2% of gross proceeds. On April 14, 2021, simultaneously with the sale of the Over-Allotment Units and in connection with the underwriters’ waiver of the underwriting commission described above, the Company consummated a private sale of an additional 15,000 Private Placement Units to the Sponsor, generating gross proceeds of $150,000. The additional proceeds of $15,150,000 were placed in the Trust Account, bringing the grand total placed in the Trust Account to $116,150,000.

Transaction costs amounted to $6,597,115, consisting of $2,000,000 in underwriting fees, $4,025,000 in deferred underwriting fees and $572,115 in other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination with Cognos successfully. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination with Cognos if the combined company owns or acquires 50% or more of the issued and outstanding voting securities of Cognos or otherwise acquires a controlling interest in Cognos sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company expects to provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination with Cognos in connection with a shareholder meeting called to approve the Business Combination. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.10 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of the initial Business Combination and after payment of underwriters’ fees and commissions; furthermore, because the Company has decided to seek shareholder approval in connection with a Business Combination with Cognos, it must receive an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at an extraordinary general meeting of the Company, to proceed with the Business Combination. the Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Private Placement Shares (as defined in Note 4), and any Public Shares purchased in or after the Initial Public Offering in favor of approving the Business Combination with Cognos and to waive its redemption rights with respect to any such shares in connection with the shareholder vote to approve the Business Combination with Cognos. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Additionally, each public shareholder may elect to redeem its Public Shares irrespective of whether he, she or it votes for or against a Business Combination.

Notwithstanding the foregoing, because the Company has decided to not conduct redemptions pursuant to the tender offer rules in connection with shareholder approval of the Business Combination, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.

The Company will have until the De-SPAC Deadline, currently October 5, 2023 (such period ending on the De-SPAC Deadline, as the same may be extended as further described in the March Proxy Statement, the “Combination Period”), to complete a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including income earned on marketable securities (less up to $100,000 of income earned on marketable securities to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Notwithstanding the foregoing, the De-SPAC Deadline specified in the Company’s amended and restated memorandum and articles of association, after giving effect to all prior extensions, was April 5, 2023. However, on April 3, 2023, the Company held an extraordinary general meeting of its shareholders to consider the Extension Amendment Proposal (as further described in the March Proxy Statement). The Extension Amendment Proposal was approved by the Company’s shareholders in order to allow the Company more time to complete its initial business combination with Cognos and, accordingly, the Company’s amended and restated memorandum and articles of association were amended to further extend the De-SPAC Deadline (as further described in the March Proxy Statement). Currently, the Company’s De-SPAC Deadline is October 5, 2023.

On April 21, 2023 and May 24, 2023 respectively, the Company received a notification from Nasdaq that it was in violation of a Nasdaq continued listing requirement as it had failed to timely file its Annual Report on Form 10-K for the fiscal year ended December 31, 2022 (the “Form 10-K”). The notification provided that the Company had until June 20, 2023 to submit a plan to regain compliance with this continued listing requirement. The Company filed its Form 10-K on May 26, 2023. On June 12, 2023, following the production of additional documentation by the Company, to the listing qualifications department staff of Nasdaq, relating to the current capitalization of the Company, the Company received a letter (the “Compliance Notice”) from Nasdaq notifying the Company that, notwithstanding the previously disclosed letter from Nasdaq received by the Company on May 31, 2023, the Company is in compliance with Nasdaq Listing Rule 5550(a)(4) (the “Public Float Standard”) because it has more than 500,000 publicly held shares. Accordingly, Nasdaq considers the matter of the Company’s compliance with the Public Float Standard now closed.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and Private Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period; in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.10 per Public

Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of income which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. Cognos has agreed to such a waiver pursuant to the terms of the Merger Agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the COVID-19 virus, its variants, and any similar virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed consolidated financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed consolidated financial statements.

The Company is subject to other risks and uncertainties, such as risks relating to rising interest rates and systemic bank failures in the United States and the possibility that the Company will not be able to consummate the proposed initial business combination with Cognos, as further described in the sections titled “Risk Factors” contained in our Registration Statement, our Quarterly Reports on Form 10-Q, and our Definitive Proxy Statements on Schedule 14A (including the March Proxy Statement), each of which is filed with the SEC, and the corresponding “Risk Factors” section which will be contained in the proxy materials we file with the SEC and disseminate in connection with the approval of our initial business combination with Cognos.

Liquidity and Going Concern

As of June 30, 2023, the Company had approximately $29,000 in its operating bank account.

The Company’s liquidity needs to date have been satisfied through a payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares and the proceeds from the consummation of the Private Placement not held in the Trust Account to provide working capital needed to identify and seek to consummate a Business Combination.

On October 27, 2021, our Sponsor committed to provide us with an aggregate of $150,000 in loans through April 5, 2023, which was the then-current De-SPAC Deadline (but which was subsequently extended, as further described below). The loans, if issued, will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 5). As of June 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

If the Company’s estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to its initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete its Business Combination or because the Company has become obligated to redeem a significant number of its Public Shares upon completion of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic 205-40, “Presentation of Financial Statements — Going Concern,” pursuant to its Amended and Restated Certificate of Incorporation, the Company has until the De-SPAC Deadline to consummate a Business Combination. If a Business Combination is not consummated by the De-SPAC Deadline, there will be a mandatory liquidation and subsequent dissolution of the Company. Although the Company intends to consummate a Business Combination on or before October 5, 2023, the current De-SPAC Deadline (subject to any applicable extensions), it is uncertain that the Company will be able to consummate a Business Combination in time. This uncertainty and the Company’s current liquidity condition raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the De-SPAC Deadline.

Extension of the De-SPAC Deadline

The De-SPAC Deadline specified in the Company’s amended and restated memorandum and articles of association, after giving effect to all prior extensions, was April 5, 2023. However, on April 3, 2023, the Company held an extraordinary general meeting of its shareholders to consider the Extension Amendment Proposal (as further described in the March Proxy Statement). The Extension Amendment Proposal was approved by the Company’s shareholders in order to allow the Company more time to complete its initial business combination with Cognos and, accordingly, the Company’s amended and restated memorandum and articles of association were amended to further extend the De-SPAC Deadline (as further described in the March Proxy Statement). Currently, the Company’s De-SPAC Deadline is October 5, 2023.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Nocturne Acquisition Corporation (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on October 28, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On December 30, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Nocturne Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Nocturne (“Merger Sub”), and Cognos Therapeutics, Inc., a Delaware corporation (“Cognos”), with respect to a proposed initial business combination which would involve a domestication of Nocturne as a Delaware corporation, in connection with which Nocturne would also change its name to “Cognos Therapeutics Holdings, Inc.”, followed by a merger of Merger Sub with and into Cognos (the “Merger”), with Cognos continuing as the surviving entity and a wholly owned subsidiary of Nocturne.

As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022 relates to the Company’s formation and initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of income from the marketable securities held in the Trust Account (as defined below).

The Registration Statement for the Company’s Initial Public Offering was declared effective on March 29, 2021. On April 5, 2021, the Company consummated the Initial Public Offering of 10,000,000 units at $10.00 per unit (the “Units” and, with respect to the ordinary shares included in the Units sold, the “Public Shares”), generating gross proceeds of $100,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 450,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement (the “Private Placement”) to Nocturne Sponsor, LLC (the “Sponsor”), generating gross proceeds of $4,500,000, which is described in Note 4.

Following the closing of the Initial Public Offering on April 5, 2021, an amount of $101,000,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government treasury securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. In order to mitigate the risk that the Company could be deemed to be operating as an unregistered investment company under the Investment Company Act of 1940, as amended (as further described in the March Proxy Statement), the Company has instructed Continental to liquidate the Company’s investments in money market funds invested primarily in U.S. government treasury securities and thereafter to hold all funds in the trust account in cash or in U.S. government treasury securities.

On April 14, 2021, the underwriters exercised their over-allotment option in full and purchased an additional 1,500,000 Units (the “Over-Allotment Units”), generating gross proceeds of $15,000,000. In connection with the sale of the Over-Allotment Units, the underwriters agreed to waive the underwriting commission equal to 2% of gross proceeds. On April 14, 2021, simultaneously with the sale of the Over-Allotment Units and in connection with the underwriters’ waiver of the underwriting commission described above, the Company consummated a private sale of an additional 15,000 Private Placement Units to the Sponsor, generating gross proceeds of $150,000. The additional proceeds of $15,150,000 were placed in the Trust Account, bringing the grand total placed in the Trust Account to $116,150,000.

Transaction costs amounted to $6,597,115, consisting of $2,000,000 in underwriting fees, $4,025,000 in deferred underwriting fees and $572,115 in other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination with Cognos successfully. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination with Cognos if the combined company owns or acquires 50% or more of the issued and outstanding voting securities of Cognos or otherwise acquires a controlling interest in Cognos sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company expects to provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination with Cognos in connection with a shareholder meeting called to approve the Business Combination. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.10 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of the initial Business Combination and after payment of underwriters’ fees and commissions; furthermore, because the Company has decided to seek shareholder approval in connection with a Business Combination with Cognos, it must receive an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at an extraordinary general meeting of the Company, to proceed with the Business Combination. the Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Private Placement Shares (as defined in Note 4), and any Public Shares purchased in or after the Initial Public Offering in favor of approving the Business Combination with Cognos and to waive its redemption rights with respect to any such shares in connection with the shareholder vote to approve the Business Combination with Cognos. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Additionally, each public shareholder may elect to redeem its Public Shares irrespective of whether he, she or it votes for or against a Business Combination.

Notwithstanding the foregoing, because the Company has decided to not conduct redemptions pursuant to the tender offer rules in connection with shareholder approval of the Business Combination, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.

The Company will have until the De-SPAC Deadline, currently October 5, 2023 (such period ending on the De-SPAC Deadline, as the same may be extended as further described in the March Proxy Statement, the “Combination Period”), to complete a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest income earned (less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and Private Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period; in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.10 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of income which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. Cognos has agreed to such a waiver pursuant to the terms of the Merger Agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the COVID-19 virus, its variants, and any similar virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

The Company is subject to other risks and uncertainties, such as risks relating to rising interest rates and systemic bank failures in the United States and the possibility that the Company will not be able to consummate the proposed initial business combination with Cognos, as further described in the sections titled “Risk Factors” contained in our Registration Statement, our Quarterly Reports on Form 10-Q, and our Definitive Proxy Statements on Schedule 14A (including the March Proxy Statement), each of which is filed with the SEC, and the corresponding “Risk Factors” section which will be contained in the proxy materials we file with the SEC and disseminate in connection with the approval of our initial business combination with Cognos.

Liquidity and Going Concern

As of December 31, 2022, the Company had approximately $0.05 million in its operating bank account.

The Company’s liquidity needs to date have been satisfied through a payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares and the proceeds from the consummation of the Private Placement not held in the Trust Account to provide working capital needed to identify and seek to consummate a Business Combination.

On October 27, 2021, our Sponsor committed to provide us with an aggregate of $150,000 in loans through April 5, 2023, which was the current De-SPAC Deadline at the time (but which was subsequently extended, as further described below). The loans, if issued, will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 5). As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

If the Company’s estimate of the costs of identifying a target business, undertaking in-depth due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to its initial Business Combination. Moreover, the Company may need to obtain additional financing either to complete its Business Combination or because the Company has become obligated to redeem a significant number of its Public Shares upon completion of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic 205-40, “Presentation of Financial Statements — Going Concern,” pursuant to its Amended and Restated Certificate of Incorporation, the Company has until the De-SPAC Deadline to consummate a Business Combination. If a Business Combination is not consummated by the De-SPAC Deadline, there will be a mandatory liquidation and subsequent dissolution of the Company. Although the Company intends to consummate a Business Combination on or before October 5, 2023, the current De-SPAC Deadline (subject to any applicable extensions), it is uncertain that the Company will be able to consummate a Business Combination in time. This uncertainty and the Company’s current liquidity condition raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the De-SPAC Deadline.

Extension of the De-SPAC Deadline

As of the last day of the year ended December 31, 2022, the De-SPAC Deadline specified in the Company’s amended and restated memorandum and articles of association, after giving effect to all prior extensions, was April 5, 2023. However, on April 3, 2023, the Company held an extraordinary general meeting of its shareholders to consider the

Extension Amendment Proposal (as further described in the March Proxy Statement). The Extension Amendment Proposal was approved by the Company’s shareholders in order to allow the Company more time to complete its initial business combination with Cognos and, accordingly, the Company’s amended and restated memorandum and articles of association were amended to further extend the De-SPAC Deadline (as further described in the March Proxy Statement). Currently, the Company’s De-SPAC Deadline is October 5, 2023.